Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 531,891	¥ 505,466
Deferred income	32,103	74,551
Other	68,083	72,146
Total	632,078	652,163
Non-current	65,389	67,214
Current	¥ 566,689	¥ 584,949